Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details) - Significant Other Unobservable Inputs (Level 3)		2 Months Ended	5 Months Ended
	Sep. 21, 2020 $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 $ / shares
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input			10.08
Stock Price | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input	9.42	9.42
Stock Price | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input	9.64	9.64
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1000	0.1000	0.1000
Expected life
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected life of the options to convert	6 years	6 years	5 years 10 months 24 days
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0037	0.0037	0.0048
Dividend yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input	0.000	0.000	0.000
Probability of merger
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability, measurement input	1.000	1.000	1.000